Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	COREWEAVE, INC.
Entity Central Index Key	0001769628
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false